Significant Accounting Policies	6 Months Ended
Jun. 30, 2023
Significant Accounting Policies [Abstract]
Significant Accounting Policies
2.	Significant Accounting Policies:

A discussion of the Company’s significant accounting policies can be found in the Company’s annual financial statements for the fiscal year ended December 31, 2022 which have been filed with the US Securities and Exchange Commission on Form 20-F on April 3, 2023. There have been no changes to these policies in the six months ended June 30, 2023 apart from the one listed below.

In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, updated in December 2022 by ASU No. 2022-06, Deferral of Sunset Date of Topic 848. The ASUs apply to all entities that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASUs provide optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The expedients and exceptions provided by the ASUs do not apply to contract modifications made and hedging relationships entered into or evaluated after December 31, 2024, except for hedging relationships existing as of December 31, 2024, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. ASU 2020-04, as updated by ASU 2022-06, is effective for all entities as of March 12, 2020, through December 31, 2024. The impact of the adoption did not have a material impact on the Company’s unaudited interim condensed consolidated financial statements.

Recent Accounting Pronouncements:

There are no recent accounting pronouncements the adoption of which is expected to have a material effect on the Company’s unaudited interim condensed consolidated financial statements in the current period.